UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period
Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Access Financial Holdings, LLC
(Exact name of securitizer as specified in its charter)
Mitch Saunders, Vice President, (770) 828-2000
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Perimeter Master Note Business Trust
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor: 0001864957
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________

Mitch Saunders, (770) 828-2000
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.
Attached as Exhibit 99.1 hereto is an Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated August 19, 2026, of Deloitte & Touche LLP, which sets forth the findings of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
ACCESS FINANCIAL HOLDINGS, LLC
(Securitizer)
By:
/s/ Mitch Saunders________
      Name: Mitch Saunders
      Title:   Vice President

Dated: September 3, 2026

Exhibit Number
Exhibit 99.1
Description
Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated August 19, 2026, of Deloitte & Touche LLP.